Secured Options Portfolio

The Glenmede Fund, Inc.

Secured Options Portfolio

Supplement dated May 20, 2011 to the

Equity Portfolios Prospectus dated February 28, 2011

and the

Statement of Additional Information

dated February 28, 2011

The sixth sentence in the “ Principal Investment Strategies ” section on page 18 of the prospectus is hereby deleted and replaced with the following:

The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000835663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gfi835663_SupplementTextBlock

The Glenmede Fund, Inc.

Secured Options Portfolio

Supplement dated May 20, 2011 to the

Equity Portfolios Prospectus dated February 28, 2011

and the

Statement of Additional Information

dated February 28, 2011

Supplement Strategies [Text Block]	gfi835663_SupplementStrategiesTextBlock

The sixth sentence in the “ Principal Investment Strategies ” section on page 18 of the prospectus is hereby deleted and replaced with the following:

The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods.